Income taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of profit (loss) before taxes

The components of profit before taxes were:
	Years ended December 31,
(Millions of dollars)	2014	2013	2012
U.S.	$2,022	$1,938	$4,090
Non-U.S.	3,061	3,190	4,146
	$5,083	$5,128	$8,236

Components of the provision (benefit) for income taxes

The components of the provision (benefit) for income taxes were:
	Years ended December 31,
(Millions of dollars)	2014	2013	2012
Current tax provision (benefit):
U.S.	$715	$407	$971
Non-U.S.	883	805	1,250
State (U.S.)	48	33	56
	1,646	1,245	2,277

Deferred tax provision (benefit):
U.S.	(167)	79	332
Non-U.S.	(77)	(7)	(89)
State (U.S.)	(22)	2	8
	(266)	74	251
Total provision (benefit) for income taxes	$1,380	$1,319	$2,528

Reconciliation of the U.S. federal statutory rate to effective rate
Reconciliation of the U.S. federal statutory rate to effective rate:

	Years ended December 31,
(Millions of dollars)	2014		2013		2012
Taxes at U.S. statutory rate	$1,779	35.0%	$1,795	35.0%	$2,882	35.0%
(Decreases) increases in taxes resulting from:
Non-U.S. subsidiaries taxed at other than 35%	(249)	(4.9)%	(268)	(5.2)%	(342)	(4.2)%
State and local taxes, net of federal	17	0.3%	23	0.4%	55	0.7%
Interest and penalties, net of tax	12	0.2%	4	0.1%	22	0.3%
U.S. research and production incentives	(125)	(2.4)%	(91)	(1.8)%	(80)	(1.0)%
Other—net	(10)	(0.2)%	(2)	—%	(27)	(0.3)%
	1,424	28.0%	1,461	28.5%	2,510	30.5%

Prior year tax and interest adjustments	(21)	(0.4)%	(55)	(1.1)%	(300)	(3.7)%
Nondeductible goodwill	—	—%	—	—%	318	3.9%
Release of valuation allowances	(23)	(0.5)%	—	—%	—	—%
Tax law changes	—	—%	(87)	(1.7)%	—	—%
Provision (benefit) for income taxes	$1,380	27.1%	$1,319	25.7%	$2,528	30.7%

Deferred income tax assets and liabilities
The amount of deferred income taxes at December 31, included on the following lines in Statement 3, are as follows:

	December 31,
(Millions of dollars)	2014	2013	2012
Assets:
Deferred and refundable income taxes	$992	$877	$979
Noncurrent deferred and refundable income taxes	1,267	456	1,863
	2,259	1,333	2,842
Liabilities:
Other current liabilities	62	86	66
Other liabilities	414	447	484
Deferred income taxes—net	$1,783	$800	$2,292

Deferred income tax assets and liabilities:
	December 31,
(Millions of dollars)	2014	2013	2012
Deferred income tax assets:
Pension	$1,513	$903	$2,100
Postemployment benefits other than pensions	1,514	1,435	1,678
Tax carryforwards	826	760	663
Warranty reserves	346	313	358
Stock-based compensation	327	320	281
Inventory	123	112	195
Allowance for credit losses	198	184	170
Post sale discounts	175	146	141
Deferred compensation	132	126	110
Other—net	549	524	491
	5,703	4,823	6,187

Deferred income tax liabilities:
Capital and intangible assets	(2,625)	(2,815)	(2,759)
Bond discount	(233)	(240)	(249)
Translation	(252)	(133)	(173)
Undistributed profits of non-U.S. subsidiaries	(69)	(90)	(128)
	(3,179)	(3,278)	(3,309)
Valuation allowance for deferred tax assets	(741)	(745)	(586)
Deferred income taxes—net	$1,783	$800	$2,292

Summary of net operating loss carryforwards
At December 31, 2014, amounts and expiration dates of net operating loss carryforwards in various non-U.S. taxing jurisdictions were:

(Millions of dollars)
2015	2016	2017	2018	2019-2035	Unlimited	Total
$7	$5	$14	$96	$700	$1,389	$2,211

Reconciliation of unrecognized tax benefits

Reconciliation of unrecognized tax benefits: [1]
	Years ended December 31,
(Millions of dollars)	2014	2013	2012
Balance at January 1,	$759	$715	$958

Additions for tax positions related to current year	58	63	64
Additions for tax positions related to prior years	84	52	178
Reductions for tax positions related to prior years	(31)	(31)	(266)
Reductions for settlements [2]	(18)	(15)	(191)
Reductions for expiration of statute of limitations	(6)	(25)	(28)

Balance at December 31,	$846	$759	$715

Amount that, if recognized, would impact the effective tax rate	$804	$726	$669

[1]	Foreign currency translation amounts are included within each line as applicable.

[2]	Includes cash payment or other reduction of assets to settle liability.